Acquisitions	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Acquisitions

19. Acquisitions:

Solar Flow-Through Funds Ltd (“SFF”)

On March 20, 2024, the Company entered into a definitive agreement with SFF to acquire all of the issued and outstanding common shares of SFF through a plan of arrangement for an aggregate consideration of issuance of up to 5,859,561 common shares of PowerBank (“PowerBank Shares”) for an aggregate purchase price of up to $41,800. The Company acquired the remaining shares issued and outstanding, representing 84.18%, for consideration valued at $45,000 as of the date of this agreement. The number of PowerBank Shares was determined using a 90-trading day volume weighted average trading price as of the date of the Agreement which is equal to $7.14 (the “Agreement Date VWAP”). The primary reason for the business combination was for the Company to acquire SFF’s 70 operating solar power sites, along with its pipeline of battery energy storage system (“BESS”) projects and electric vehicle charging stations. The Company closed the acquisition of SFF on July 8, 2024. During the year ended June 30, 2025, the Company incurred $15 (June 30, 2024 - $167) in acquisition costs related to the SFF transaction, which were expensed.

The consideration for the acquisition of SFF consisted of an upfront payment of 3,575,632 PowerBank Shares and a contingent payment representing up to an additional 2,283,929 PowerBank Shares that will be issued in the form of contingent value rights (“CVRs”). The PowerBank Shares underlying the CVRs will be issued once the final contract pricing terms have been determined between SFF, the IESO and the major suppliers for the SFF BESS portfolio and the binding terms of the debt financing for the BESS portfolio (note 16) have been agreed (the “CVR Conditions”). On satisfaction of the CVR Conditions, the BESS portfolio shall be revalued and PowerBank shall then issue PowerBank Shares having an aggregate value that is equal to the lesser of (i) $16,310 and (ii) the final valuation of the BESS portfolio determined by a third party financial valuator plus the sale proceeds of any portion of the BESS portfolio that may be sold, in either case divided by the Agreement Date VWAP. The maximum number of additional shares issued for the CVRs will be 2,283,929 PowerBank Shares. The fair value of the CVRs at the acquisition date was estimated based on the maximum number of additional shares expected to be issued (2,283,929 shares) multiplied by the PowerBank closing share price on the acquisition date of $8.01, and the CVRs and common shares were further discounted to reflect the impact of the escrow-related resale restrictions on the timing of when those shares become freely tradable.

The acquisition of SFF is considered a business combination as the assets acquired and liabilities assumed constitute a business. The transaction was accounted for using the acquisition method of accounting whereby the assets acquired and liabilities assumed were recorded at their estimated fair value at the acquisition date. The Company finalized its purchase price allocation during the year ended June 30, 2025.

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024

19. Acquisitions (continued):

For the period from July 8, 2024 to June 30, 2025, SFF contributed revenue of $8,417 and net loss of $32,495. Had the acquisition taken place on July 1, 2024, revenue and net loss included in the consolidated statements of net loss for the period from July 1, 2024 to June 30, 2025 would have been similar to the results from July 8, 2024 to June 30, 2025. In determining these amounts, management has assumed the fair value adjustments that arose on the date of acquisition would have been the same if the acquisition had occurred on July 1, 2024.

The allocation of the purchase consideration to the total fair value of net assets acquired on SFF acquisition date is as follows:

Fair value of net identified assets acquired
Cash(1)	$9,887
Trade and other receivables	4,676
Short-term investments	640
Prepaid expenses and deposits	684
Right-of-use assets	8,168
Property, plant and equipment	34,772
Construction in progress	10,562
Intangible assets	20,920
Other assets	814
Derivative financial instruments	1,530
Accounts payable and accruals	(7,466)
Asset retirement obligations	(2,129)
Long-term debt	(52,686)
Lease liabilities	(7,043)
Deferred tax liabilities	(9,935)
Due to related parties	(1,435)
Identifiable net assets	11,959
Goodwill	20,544
Net assets acquired	$32,503

Common shares issued	$19,950
Contingent value rights	10,214
Purchase price adjustment for total shares outstanding	2,339
Total consideration	$32,503

(1)	The balance includes restricted cash balances totaling $6,517 comprised of $2,630 classified as current and $3,887 classified as non-current.

The fair value of intangible assets, which consist of the power purchase agreements known as Feed-In-Tariff (“FIT”) contracts and BESS contracts with the IESO, was calculated using the multi-period excess earnings method as the Company is project revenue and net income attributable to the contracts going forward. The fair value of property, plant and equipment was established using the cost approach. The long-term loans were valued using a discounted cash flow approach. The goodwill recognized upon acquisition of SFF is attributable to expected synergies from integrating SFF’s solar development platform with the Company’s existing renewable energy operations, benefits of an expanded project pipeline, and other intangible elements such as market presence that do not qualify for separate recognition. The goodwill is not deductible for tax purposes.

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024

19. Acquisitions (continued):

Immediately prior to obtaining control, the Company held an equity interest in SFF. In accordance with IFRS 3, this previously held equity interest was remeasured to its acquisition-date fair value, with any resulting gain or loss recognized in profit or loss. The fair value of the previously held equity interest was estimated at $2,339 as at the acquisition date, based on a discounted cash flow analysis that incorporated management’s forecast of SFF’s future cash flows and an appropriate discount rate reflecting the risks associated with those cash flows. The remeasurement of this previously held equity interest resulted in a loss on investment $2,813 which has been recognized within loss on investments in the consolidated statements of comprehensive income (loss).

Prior to the acquisition, the Company and SFF had a pre-existing relationship consisting of an outstanding unbilled revenue balance of $572. In accordance with IFRS 3, Business Combination, the settlement of a pre-existing relationship is accounted for separately from the business combination. As such, this balance was not included as part of the consideration transferred. Instead, the Company derecognized the unbilled revenue and recognized a loss for the full carrying amount of $572 in the statement of comprehensive loss within loss on investment, as no consideration was received for this balance upon acquisition.

The CVR liabilities are classified as financial liabilities and are remeasured at fair value at each reporting period, with changes recognized in profit or loss in accordance with IFRS 9, Financial Instruments. During the year ended June 30, 2025, the Company recognized a fair value gain of $7,195, which is included in the consolidated statements of comprehensive income (loss).

OFIT GM Inc. (“OFIT GM”) and OFIT RT Inc. (“OFIT RT”)

The Company entered into share purchase agreements (the “OFIT SPAs”) dated October 23, 2023 to acquire control of two corporations that hold solar projects located in Ontario with a combined capacity of 2.5 MW (the “OFIT Projects”) for consideration of $433 cash and 278,875 common shares (the “OFIT Consideration Shares”) of the Company (the “OFIT Transaction”). OFIT GM and OFIT RT (the “OFIT Purchased Entities”) have been operating the OFIT Projects since 2017. The transaction was closed on November 1, 2023 (the “OFIT acquisition date”) and the Company incurred minimal acquisition-related costs on the OFIT Transaction. The shares of the OFIT Purchased Entities were acquired from N. Fine Investments Limited and Linden Power Inc. Pursuant to the terms of the OFIT SPAs, the Company acquired 49.9% ownership of OFIT RT where Whitesand First Nation owns the remaining shares of OFIT RT. The Company also acquired 49.9% ownership of OFIT GM where the Town of Kapuskasing owned the remaining shares of OFIT GM. The shares owned by the Town of Kapuskasing and Whitesand First Nation have no voting right, hence, the Company controls and consolidates the OFIT Purchased Entities. The acquisition is part of the Company’s continued growth of its independent power producer portfolio.

The President & Chief Executive Officer and a director of the Company was indirectly a shareholder of the OFIT Purchased Entities and indirectly received one-third of the OFIT Consideration Shares. As a result, the OFIT Transaction is considered a related party transaction.

The acquisition of the OFIT Purchased Entities is considered a business combination as the assets acquired and liabilities assumed constitute a business. The transaction was accounted for using the acquisition method of accounting whereby the assets acquired and liabilities assumed were recorded at their estimated fair value at the acquisition date. The Company finalized its purchase price allocation during the year ended June 30, 2024.

For the period during November 1, 2023 to June 30, 2024, OFIT GM and OFIT RT contributed revenue of $366 and $143, respectively, and incurred a net loss of $160 and $60, respectively. Had the acquisition occurred on July 1, 2023, management estimates that the OFIT GM and OFIT RT revenue would have been $712 and net loss would have been $894 for the year ended June 30, 2024. Had the acquisition occurred on July 1, 2023, management estimates that the consolidated revenue would have been $58,580 and consolidated net loss would have been $4,251 for the year ended June 30, 2024. In determining these amounts, management has assumed the fair value adjustments that arose on the date of acquisition would have been the same if the acquisition had occurred on July 1, 2023.

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024

19. Acquisitions (continued):

The allocation of the purchase consideration to the total fair value of net assets acquired on OFIT acquisition date is as follows:

Fair value of net assets (liabilities) acquired	OFIT GM	OFIT RT	Total
Cash	$243	$201	$444
Trade and other receivables	6	27	33
Prepaid expenses and deposits	11	5	16
Property, plant and equipment	2,165	935	3,100
Derivative financial instruments	211	79	290
Current liabilities	(30)	(9)	(39)
Long-term loans	(3,200)	(1,196)	(4,396)
Deferred tax liability	(758)	(331)	(1,089)
Identifiable net liabilities assumed at fair value	$(1,352)	$(289)	$(1,641)
Intangible asset	1,500	610	2,110
Goodwill	3,522	1,017	4,539
Non-controlling interest	(1,839)	(670)	(2,509)
Net asset acquired	$1,831	$668	$2,499

Consideration paid in cash	232	201	433
Consideration paid in common shares	1,599	467	2,066
Total consideration	$1,831	$668	$2,499

The fair value of intangible assets, which consist of the power purchase agreements known as Feed-In-Tariff (“FIT”) contracts with the IESO, was calculated using the multi-period excess earnings method as the Company is project revenue and net income attributable to the FIT contracts going forward. The fair value of property, plant and equipment was established using the cost approach. The long-term loans were valued using a discounted cash flow approach. Non-controlling interest was calculated based on the proportionate interest in the recognized amounts of the asset and liabilities of OFIT GM and OFIT RT on the acquisition date. The goodwill is attributable to the synergies expected to be achieved from integrating the OFIT GM and OFIT RT IPP operations into the Company’s operations. The goodwill is not deductible for tax purposes.